LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of Long-Term Investments
Long-term investments consist of the following:

	As of December 31,
	2017	2016
Severance-pay funds, net	$13,317	$9,909
Long-term interest bearing bank deposit	12,500	12,500
Others	256	3,215
	$26,073	$25,624